Derivative Instruments and Hedging Activities (Details 2) In Thousands, unless otherwise specified	Dec. 31, 2011 Derivatives designated as hedges USD ($)	Dec. 31, 2011 Derivatives designated as hedges CNY	Dec. 31, 2010 Derivatives designated as hedges CNY	Dec. 31, 2011 Derivatives not designated as hedges USD ($)	Dec. 31, 2011 Derivatives not designated as hedges CNY	Dec. 31, 2010 Derivatives not designated as hedges CNY	Dec. 31, 2011 Foreign currency contract Derivatives designated as hedges USD ($)	Dec. 31, 2011 Foreign currency contract Derivatives designated as hedges CNY	Dec. 31, 2010 Foreign currency contract Derivatives designated as hedges CNY	Dec. 31, 2011 Interest rate swap Derivatives not designated as hedges USD ($)	Dec. 31, 2011 Interest rate swap Derivatives not designated as hedges CNY	Dec. 31, 2010 Interest rate swap Derivatives not designated as hedges CNY
Fair values of all derivatives held by the Company
Assets	$ 78	490	3,834				$ 78	490	3,834
Liability				$ 3,713	23,370	30,663				$ 3,713	23,370	30,663